DRYDEN HIGH YIELD FUND, INC.

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

November 4, 2008

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Dryden High Yield Fund, Inc. (the Fund)

File Nos. 002-63394 and 811-02896

Ladies and Gentlemen:

          Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 47 and (ii) that the text of the Post-Effective Amendment was filed electronically on November 3, 2008.

Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary